Prepayments, other receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and accrued income other than contract assets [abstract]
Summary of Detailed Information About Prepayments Other Receivables and Other Assets
The detail information of prepayments, other receivables and other assets for the years ended December 31, 2022 and 2023 is as below:

	As of December 31,
	2022	2023
	RMB’000	RMB’000

Prepayments to charging stations	220,510	110,766
Prepayments for chargers procurement	35,519	55,983
Prepayment for rental, facility and utilities	3,166	57,681
Miscellaneous prepayments	1,583	7,136
Value-added tax deductible	2,628	59,011
Amount due from related parties (Note 33)	—	27,703
Others	24,029	118,097

Total	287,435	436,377